UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Small Cap Core Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 08/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) August 31, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.3%

Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	31,742	$4,251,841
HEICO Corp., Class A	18,896	1,407,752
KLX, Inc. (a)	12,257	905,057
Vectrus, Inc. (a)	5,052	165,807

		6,730,457
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. (a)	338	6,878
Atlas Air Worldwide Holdings, Inc. (a)	2,970	180,873
Echo Global Logistics, Inc. (a)	18,401	610,913
Hub Group, Inc., Class A (a)	31,408	1,659,913
Radiant Logistics, Inc. (a)	38,435	167,192

		2,625,769
Airlines — 0.1%
Hawaiian Holdings, Inc.	9,939	412,469

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	24,081	426,474
Dana, Inc.	82,259	1,609,809
Fox Factory Holding Corp. (a)	10,457	690,685
Modine Manufacturing Co. (a)	61,466	1,035,702
Stoneridge, Inc. (a)	3,520	105,354
Tower International, Inc.	68,259	2,307,154

		6,175,178
Banks — 8.7%
Bank of Commerce Holdings	23,489	303,008
Bank of Marin Bancorp	1,450	127,817
Banner Corp.	32,529	2,092,591
Boston Private Financial Holdings, Inc.	62,426	902,056
Cadence BanCorp	145,778	4,118,228
Capital City Bank Group, Inc.	4,097	100,458
Carolina Financial Corp.	11,529	474,418
Cathay General Bancorp	96,442	4,079,497
CenterState Bank Corp.	16,103	493,074
Central Pacific Financial Corp.	19,560	554,135
CoBiz Financial, Inc.	9,364	215,840
CVB Financial Corp.	19,258	463,155
FCB Financial Holdings, Inc., Class A (a)	32,814	1,699,765
First BanCorp (a)	115,478	1,010,432
First Bancorp/Southern Pines NC	20,545	857,137
First Commonwealth Financial Corp.	22,492	376,741
First Connecticut Bancorp, Inc.	35,374	1,121,356
First Financial Corp.	2,373	122,091
First Financial Northwest, Inc.	50,930	889,238
First Horizon National Corp.	11,913	219,437
First of Long Island Corp.	12,375	269,775
Glacier Bancorp, Inc.	39,936	1,824,276
Guaranty Bancorp	6,501	203,156
Hanmi Financial Corp.	9,073	236,805
Heritage Commerce Corp.	32,089	508,290
Home BancShares, Inc.	51,119	1,196,696
Hope Bancorp, Inc.	16,288	285,203
Independent Bank Corp.	48,017	1,198,024
Lakeland Financial Corp.	34,119	1,681,043
LCNB Corp.	3,861	71,815
Macatawa Bank Corp.	15,943	198,809
MBT Financial Corp.	17,151	187,803
Mercantile Bank Corp.	21,673	767,441
National Bank Holdings Corp., Class A	5,279	211,952
OFG Bancorp	8,970	145,314
Old National Bancorp	11,738	238,281
Peoples Bancorp, Inc.	4,949	177,471
People’s Utah Bancorp	4,071	147,167
Preferred Bank	9,001	550,951
QCR Holdings, Inc.	26,978	1,173,543
Republic Bancorp, Inc., Class A	19,983	971,374

Security	Shares	Value
Banks (continued)
Republic First Bancorp, Inc. (a)	43,028	$335,618
Sandy Spring Bancorp, Inc.	35,970	1,402,830
Seacoast Banking Corp. (a)	16,140	510,347
Sierra Bancorp	29,679	880,576
SmartFinancial, Inc. (a)	8,328	204,702
South State Corp.	24,186	1,994,136
Towne Bank	7,555	246,293
TriCo Bancshares	7,931	308,357
TriState Capital Holdings, Inc. (a)	129,373	3,848,847
United Community Banks, Inc.	116,827	3,544,531
West Bancorporation, Inc.	12,942	312,549
Wintrust Financial Corp.	41,543	3,678,633

		49,733,082
Biotechnology — 6.1%
ACADIA Pharmaceuticals, Inc. (a)	44,774	636,686
Achaogen, Inc. (a)	8,698	46,012
Achillion Pharmaceuticals, Inc. (a)	94,918	327,467
Acorda Therapeutics, Inc. (a)	9,818	282,758
Adamas Pharmaceuticals, Inc. (a)	6,748	155,406
Aduro Biotech, Inc. (a)	19,359	143,257
Aimmune Therapeutics, Inc. (a)(b)	16,390	457,445
Akebia Therapeutics, Inc. (a)	98,311	807,133
Alder Biopharmaceuticals, Inc. (a)(b)	14,493	262,323
AMAG Pharmaceuticals, Inc. (a)(b)	11,777	287,359
Amicus Therapeutics, Inc. (a)	9,669	130,338
Applied Genetic Technologies Corp. (a)	13,138	58,464
Ardelyx, Inc. (a)	44,602	191,789
Array BioPharma, Inc. (a)(b)	86,007	1,339,129
Atara Biotherapeutics, Inc. (a)(b)	17,283	707,739
Athersys, Inc. (a)	28,222	58,137
BioSpecifics Technologies Corp. (a)	10,511	563,810
Calithera Biosciences, Inc. (a)	73,198	398,929
CareDx, Inc. (a)	4,981	121,088
Celldex Therapeutics, Inc. (a)	1,186	595
ChemoCentryx, Inc. (a)	59,928	789,851
Cidara Therapeutics, Inc. (a)	23,536	100,028
Clovis Oncology, Inc. (a)(b)	32,951	1,177,998
Coherus Biosciences, Inc. (a)(b)	16,879	340,112
Conatus Pharmaceuticals, Inc. (a)(b)	88,198	494,791
Concert Pharmaceuticals, Inc. (a)	3,894	61,408
Corvus Pharmaceuticals, Inc. (a)(b)	10,212	111,924
CytomX Therapeutics, Inc. (a)	16,655	374,571
Editas Medicine, Inc. (a)	1,592	52,265
Eiger BioPharmaceuticals, Inc. (a)	244	3,148
Enanta Pharmaceuticals, Inc. (a)	6,399	581,861
Exact Sciences Corp. (a)	6,421	480,869
Exelixis, Inc. (a)	14,738	276,927
FibroGen, Inc. (a)	22,347	1,366,519
Five Prime Therapeutics, Inc. (a)	17,291	242,074
Genomic Health, Inc. (a)(b)	23,274	1,423,671
Global Blood Therapeutics, Inc. (a)(b)	18,146	888,247
Halozyme Therapeutics, Inc. (a)	55,383	1,019,601
Heron Therapeutics, Inc. (a)	15,233	587,232
Immune Design Corp. (a)	547	2,079
Intercept Pharmaceuticals, Inc. (a)	2,090	233,662
Invitae Corp. (a)	93,657	1,387,060
Ironwood Pharmaceuticals, Inc. (a)(b)	79,481	1,529,214
Kindred Biosciences, Inc. (a)	5,644	84,096
Ligand Pharmaceuticals, Inc. (a)	2,440	633,644
Loxo Oncology, Inc. (a)	10,826	1,829,377
MacroGenics, Inc. (a)	3,610	78,951
Miragen Therapeutics, Inc. (a)(b)	16,425	101,999
Myriad Genetics, Inc. (a)	21,768	1,083,829
Natera, Inc. (a)	47,517	1,313,370
Palatin Technologies, Inc. (a)(b)	43,526	43,961
PDL BioPharma, Inc. (a)(b)	100,572	243,384
Pfenex, Inc. (a)(b)	40,696	214,875
Portola Pharmaceuticals, Inc. (a)(b)	8,985	268,202

1

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Puma Biotechnology, Inc. (a)(b)	15,494	$680,961
Ra Pharmaceuticals, Inc. (a)	52,048	634,986
Radius Health, Inc. (a)(b)	1,927	39,638
REGENXBIO, Inc. (a)	3,121	219,874
Retrophin, Inc. (a)	23,541	746,014
Rhythm Pharmaceuticals, Inc. (a)	2,284	71,946
Rigel Pharmaceuticals, Inc. (a)	15,519	52,920
Sage Therapeutics, Inc. (a)	1,017	167,052
Sangamo Therapeutics, Inc. (a)(b)	39,827	726,843
Seres Therapeutics, Inc. (a)	35,458	311,321
Sorrento Therapeutics, Inc. (a)	24,513	136,047
Spark Therapeutics, Inc. (a)(b)	6,852	422,152
Spectrum Pharmaceuticals, Inc. (a)	33,062	711,825
Surface Oncology, Inc. (a)	7,120	69,064
Syndax Pharmaceuticals, Inc. (a)	6,551	50,836
Ultragenyx Pharmaceutical, Inc. (a)(b)	7,071	599,126
Unum Therapeutics, Inc. (a)(b)	6,347	103,520
Vanda Pharmaceuticals, Inc. (a)	39,761	768,381
Veracyte, Inc. (a)	96,193	1,215,880
Versartis, Inc. (a)	58,643	105,557
Xencor, Inc. (a)	21,328	891,297

		35,121,904
Building Products — 2.4%
Builders FirstSource, Inc. (a)(b)	37,010	578,096
Continental Building Products, Inc. (a)	2,055	76,651
Griffon Corp.	3,817	69,660
Masonite International Corp. (a)	1,075	71,971
NCI Building Systems, Inc. (a)	10,754	181,743
PGT Innovations, Inc. (a)	82,961	2,015,952
Simpson Manufacturing Co., Inc.	6,823	523,802
Trex Co., Inc. (a)	31,573	2,674,233
Universal Forest Products, Inc.	200,900	7,525,714

		13,717,822
Capital Markets — 0.4%
BGC Partners, Inc., Class A	14,618	181,556
Moelis & Co., Class A	34,471	2,001,042

		2,182,598
Chemicals — 1.4%
AdvanSix, Inc. (a)	3,361	113,736
Balchem Corp.	6,001	665,451
Innospec, Inc.	41,193	3,196,577
Intrepid Potash, Inc. (a)	48,112	163,581
Koppers Holdings, Inc. (a)	28,227	1,000,647
PolyOne Corp.	44,120	1,864,511
Trinseo SA	14,280	1,101,702

		8,106,205
Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	12,456	154,454
ARC Document Solutions, Inc. (a)	120,631	388,432
Brady Corp., Class A	9,531	385,529
CECO Environmental Corp.	13,770	116,219
Cimpress NV (a)(b)	4,111	575,540
Deluxe Corp.	21,561	1,276,842
Essendant, Inc.	275	3,968
Interface, Inc.	67,602	1,592,027
McGrath RentCorp	63,257	3,668,906
Mobile Mini, Inc.	9,187	394,122
Tetra Tech, Inc.	27,703	1,933,669

		10,489,708
Communications Equipment — 0.9%
Aerohive Networks, Inc. (a)	75,423	318,285
Calix, Inc. (a)	36,053	281,213
Ciena Corp. (a)	5,835	184,269
Comtech Telecommunications Corp.	3,080	110,418
Infinera Corp. (a)(b)	230,079	2,059,207
NETGEAR, Inc. (a)(b)	6,481	459,179

Security	Shares	Value
Communications Equipment (continued)
Plantronics, Inc.	18,592	$1,249,754
Ubiquiti Networks, Inc. (b)	6,937	622,318

		5,284,643
Construction & Engineering — 1.5%
Comfort Systems U.S.A., Inc.	105,546	6,058,340
Construction Partners, Inc., Class A (a)	7,070	85,900
EMCOR Group, Inc.	3,267	261,687
MasTec, Inc. (a)	48,445	2,121,891
MYR Group, Inc. (a)	7,999	278,125

		8,805,943
Consumer Finance — 1.2%
Curo Group Holdings Corp. (a)	4,651	143,530
Enova International, Inc. (a)	50,315	1,670,458
Green Dot Corp., Class A (a)	59,228	5,074,063

		6,888,051
Containers & Packaging — 0.0%
Myers Industries, Inc.	2,507	55,781

Distributors — 0.2%
Core-Mark Holding Co., Inc.	34,418	1,231,132

Diversified Consumer Services — 0.6%
Bridgepoint Education, Inc. (a)	21,034	247,360
Carriage Services, Inc.	32,092	730,735
Strategic Education, Inc.	13,380	1,856,743
Weight Watchers International, Inc. (a)	6,894	516,361

		3,351,199
Diversified Financial Services — 0.2%
FGL Holdings (a)	145,449	1,266,861

Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	47,374	2,591,358
Consolidated Communications Holdings, Inc.	43,184	510,003
Ooma, Inc. (a)	32,207	515,312

		3,616,673
Electric Utilities — 1.1%
IDACORP, Inc.	56,125	5,491,831
PNM Resources, Inc.	23,068	898,499

		6,390,330
Electrical Equipment — 1.0%
Atkore International Group, Inc. (a)	61,044	1,671,385
Generac Holdings, Inc. (a)	66,281	3,677,933
LSI Industries, Inc.	68,681	355,081

		5,704,399
Electronic Equipment, Instruments & Components — 3.4%
Anixter International, Inc. (a)	6,890	496,769
AVX Corp.	99,774	2,110,220
Control4 Corp. (a)	14,296	463,333
Fitbit, Inc., Class A (a)(b)	189,116	1,138,478
Insight Enterprises, Inc. (a)	13,924	767,769
OSI Systems, Inc. (a)(b)	32,114	2,501,359
PC Connection, Inc.	18,916	750,965
PCM, Inc. (a)	5,608	127,862
ScanSource, Inc. (a)	80,229	3,261,309
SYNNEX Corp.	43,946	4,261,444
Tech Data Corp. (a)(b)	5,933	431,626
Vishay Intertechnology, Inc.	117,121	2,787,480
Vishay Precision Group, Inc. (a)	8,511	368,526

		19,467,140
Energy Equipment & Services — 1.9%
Archrock, Inc.	142,470	1,802,245
Basic Energy Services, Inc. (a)	4,286	37,974
Cactus, Inc., Class A (a)(b)	75,303	2,573,857
Diamond Offshore Drilling, Inc. (a)(b)	20,749	361,448

2

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
Exterran Corp. (a)	39,463	$1,080,892
Independence Contract Drilling, Inc. (a)	29,799	130,222
Keane Group, Inc. (a)	18,464	226,738
Liberty Oilfield Services, Inc., Class A	6,466	126,992
McDermott International, Inc. (a)	2,686	51,947
Newpark Resources, Inc. (a)	12,343	129,602
Nine Energy Service, Inc. (a)	14,433	432,701
Noble Corp. PLC (a)	140,433	856,641
Ocean Rig UDW, Inc., Class A (a)	16,629	450,313
Oil States International, Inc. (a)	6,038	204,386
Pioneer Energy Services Corp. (a)	55,354	177,133
ProPetro Holding Corp. (a)	129,938	1,977,656

		10,620,747
Equity Real Estate Investment Trusts (REITs) — 6.1%
CareTrust REIT, Inc.	105,307	1,942,914
CatchMark Timber Trust, Inc., Class A	30,368	380,815
Chatham Lodging Trust	33,190	711,925
CoreCivic, Inc.	9,038	233,994
DiamondRock Hospitality Co.	196,866	2,354,517
Easterly Government Properties, Inc. (b)	61,324	1,241,811
EastGroup Properties, Inc.	43,879	4,268,110
First Industrial Realty Trust, Inc.	32,123	1,042,713
Four Corners Property Trust, Inc.	169,878	4,576,513
GEO Group, Inc.	56,987	1,445,760
Hersha Hospitality Trust	41,342	975,671
Kite Realty Group Trust	4,438	77,576
National Storage Affiliates Trust	55,615	1,577,241
Preferred Apartment Communities, Inc., Class A (b)	54,819	976,875
PS Business Parks, Inc.	5,300	691,279
Retail Opportunity Investments Corp. (b)	44,058	869,705
Rexford Industrial Realty, Inc.	77,748	2,526,810
Ryman Hospitality Properties, Inc.	27,628	2,451,432
STAG Industrial, Inc.	113,187	3,267,709
Summit Hotel Properties, Inc.	99,787	1,370,076
Sunstone Hotel Investors, Inc.	9,767	163,890
Terreno Realty Corp.	39,274	1,508,514

		34,655,850
Food & Staples Retailing — 1.2%
Chefs’ Warehouse, Inc. (a)	37,910	1,114,554
Ingles Markets, Inc., Class A	3,425	123,129
Natural Grocers by Vitamin Cottage, Inc. (a)	17,089	331,697
Performance Food Group Co. (a)	84,131	2,784,736
Smart & Final Stores, Inc. (a)(b)	81,340	569,380
United Natural Foods, Inc. (a)	58,541	2,078,791

		7,002,287
Food Products — 1.0%
Calavo Growers, Inc.	8,089	856,221
Cal-Maine Foods, Inc.	1,820	89,999
Dean Foods Co.	115,301	878,594
Freshpet, Inc. (a)	5,008	186,047
John B. Sanfilippo & Son, Inc.	41,742	3,050,088
Landec Corp. (a)	7,200	96,840
Limoneira Co.	11,428	352,554
Simply Good Foods Co. (a)	19,649	353,682

		5,864,025
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	22,306	1,918,316
Southwest Gas Holdings, Inc.	21,824	1,687,432

		3,605,748
Health Care Equipment & Supplies — 3.8%
Accuray, Inc. (a)	213,532	854,128
AtriCure, Inc. (a)	18,107	625,597
Cantel Medical Corp.	21,838	2,118,286
Cardiovascular Systems, Inc. (a)	9,993	385,030
Cerus Corp. (a)	118	918

Security	Shares	Value
Health Care Equipment & Supplies (continued)
CONMED Corp.	7,139	$574,190
Globus Medical, Inc., Class A (a)	33,368	1,777,513
Inogen, Inc. (a)	6,485	1,717,941
Insulet Corp. (a)(b)	1,338	139,513
Integer Holdings Corp. (a)	22,025	1,759,798
iRadimed Corp. (a)	7,345	201,988
LeMaitre Vascular, Inc.	6,348	238,113
Masimo Corp. (a)	49,713	5,860,666
Merit Medical Systems, Inc. (a)(b)	20,370	1,198,775
Neogen Corp. (a)	2,380	222,387
Nevro Corp. (a)	9,007	607,252
Novocure Ltd. (a)	4,507	203,040
NxStage Medical, Inc. (a)	49,236	1,395,348
Oxford Immunotec Global PLC (a)	4,016	59,116
Penumbra, Inc. (a)	9,833	1,365,312
STAAR Surgical Co. (a)	12,055	575,024

		21,879,935
Health Care Providers & Services — 2.2%
Addus HomeCare Corp. (a)	91	5,906
BioTelemetry, Inc. (a)	3,254	201,097
Chemed Corp.	17,053	5,517,328
Diplomat Pharmacy, Inc. (a)	6,978	144,165
Ensign Group, Inc.	41,930	1,638,205
Five Star Senior Living, Inc. (a)	3,185	3,153
HealthEquity, Inc. (a)	2,403	226,387
LHC Group, Inc. (a)	19,087	1,888,277
LifePoint Health, Inc. (a)	6,310	406,364
National HealthCare Corp.	1,002	77,224
National Research Corp.	7,174	280,862
Select Medical Holdings Corp. (a)	7,647	151,411
U.S. Physical Therapy, Inc.	5,170	647,543
WellCare Health Plans, Inc. (a)	3,833	1,159,751

		12,347,673
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	11,654	170,265
Castlight Health, Inc., Class B (a)	27,551	82,653
Evolent Health, Inc., Class A (a)(b)	2,975	75,862
Medidata Solutions, Inc. (a)(b)	15,502	1,317,360
Omnicell, Inc. (a)	33,622	2,311,513
Quality Systems, Inc. (a)	14,533	332,660
Vocera Communications, Inc. (a)	3,334	110,555

		4,400,868
Hotels, Restaurants & Leisure — 3.2%
BJ’s Restaurants, Inc.	23,970	1,814,529
Bloomin’ Brands, Inc.	40,081	773,563
Boyd Gaming Corp.	60,511	2,203,811
Carrols Restaurant Group, Inc. (a)	66,645	1,052,991
Century Casinos, Inc. (a)	60,896	487,168
Cheesecake Factory, Inc.	27,499	1,462,122
Marriott Vacations Worldwide Corp.	12,652	1,505,588
Pinnacle Entertainment, Inc. (a)	1,977	67,692
Planet Fitness, Inc., Class A (a)	4,659	239,333
Red Rock Resorts, Inc., Class A	5,801	189,345
Ruth’s Hospitality Group, Inc.	23,616	727,373
SeaWorld Entertainment, Inc. (a)	30,323	889,070
Shake Shack, Inc., Class A (a)	17,774	1,074,438
Texas Roadhouse, Inc.	81,473	5,617,563

		18,104,586
Household Durables — 2.5%
Beazer Homes U.S.A., Inc. (a)	22,994	294,553
Century Communities, Inc. (a)	31,781	929,594
GoPro, Inc., Class A (a)	80,238	514,326
Helen of Troy Ltd. (a)	10,258	1,220,189
iRobot Corp. (a)	6,202	703,927
KB Home	4,419	109,812
La-Z-Boy, Inc.	22,592	751,184

3

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
M/I Homes, Inc. (a)	39,869	$1,033,006
MDC Holdings, Inc.	99,858	3,165,499
Meritage Homes Corp. (a)	30,933	1,334,759
Roku, Inc. (a)	18,271	1,086,942
Taylor Morrison Home Corp., Class A (a)	16,500	321,090
TRI Pointe Group, Inc. (a)	28,805	417,384
William Lyon Homes, Class A (a)	76,464	1,496,400
ZAGG, Inc. (a)	61,752	1,000,382

		14,379,047
Household Products — 0.1%
Central Garden & Pet Co. (a)	10,748	426,696
Central Garden & Pet Co., Class A (a)	6,697	243,302

		669,998
Independent Power and Renewable Electricity Producers — 0.4%
NRG Yield, Inc., Class A	97,420	1,918,200
NRG Yield, Inc., Class C	16,882	335,108

		2,253,308
Insurance — 1.3%
American National Insurance Co.	9,342	1,198,952
CNO Financial Group, Inc.	60,321	1,303,537
Employers Holdings, Inc.	35,427	1,624,328
Genworth Financial, Inc., Class A (a)	485	2,255
Greenlight Capital Re Ltd., Class A (a)	42,514	546,305
James River Group Holdings Ltd.	24,044	984,602
Kemper Corp.	2,742	223,062
Kinsale Capital Group, Inc.	2,886	175,382
Navigators Group, Inc.	5,029	352,030
Protective Insurance Corp., Class B	16,594	389,959
RLI Corp.	9,475	729,291
Stewart Information Services Corp.	3,710	166,134

		7,695,837
Internet & Direct Marketing Retail — 0.2%
Nutrisystem, Inc.	16,968	627,816
Overstock.com, Inc. (a)(b)	13,270	387,484
PetMed Express, Inc.	1,716	62,960
U.S. Auto Parts Network, Inc. (a)	136	199

		1,078,459
Internet Software & Services — 4.3%
Alteryx, Inc., Class A (a)	4,009	232,722
Appfolio, Inc., Class A (a)	2,991	255,431
Bandwidth, Inc., Class A (a)	1,253	57,087
Box, Inc., Class A (a)	51,823	1,272,773
Care.com, Inc. (a)	44,780	870,075
Cargurus, Inc. (a)	21,908	1,080,503
Envestnet, Inc. (a)(b)	24,529	1,550,233
EverQuote, Inc., Class A (a)	3,995	52,934
Five9, Inc. (a)	4,971	238,857
GrubHub, Inc. (a)	14,042	2,023,593
Hortonworks, Inc. (a)	60,966	1,360,761
LivePerson, Inc. (a)	13,349	359,088
New Relic, Inc. (a)(b)	30,161	3,099,344
NIC, Inc.	23,178	389,390
Okta, Inc. (a)	15,271	944,206
QuinStreet, Inc. (a)	15,393	233,512
Quotient Technology, Inc. (a)(b)	4,006	59,890
SendGrid, Inc. (a)	5,035	182,619
Shutterstock, Inc.	5,489	302,115
SPS Commerce, Inc. (a)	24,746	2,431,789
TechTarget, Inc. (a)	19,270	462,287
Trade Desk, Inc., Class A (a)(b)	10,338	1,466,755
TrueCar, Inc. (a)	11,849	152,378
Twilio, Inc., Class A (a)	14,019	1,130,773
Wix.com Ltd. (a)	2,737	304,081
XO Group, Inc. (a)	3,499	105,180
Yelp, Inc. (a)	75,002	3,534,094

Security	Shares	Value
Internet Software & Services (continued)
Yext, Inc. (a)	9,013	$224,063

		24,376,533
IT Services — 0.8%
CSG Systems International, Inc.	35,774	1,336,159
Everi Holdings, Inc. (a)	18,786	162,875
GreenSky, Inc., Class A (a)(b)	32,624	660,636
Hackett Group, Inc.	57,739	1,181,917
I3 Verticals, Inc., Class A (a)	3,190	59,398
ManTech International Corp., Class A	961	63,734
Perficient, Inc. (a)	12,275	352,661
Perspecta, Inc.	27,801	646,651
Syntel, Inc. (a)	8,628	351,505

		4,815,536
Leisure Products — 0.6%
Callaway Golf Co.	25,635	584,734
Malibu Boats, Inc., Class A (a)(b)	18,738	903,359
MCBC Holdings, Inc. (a)	80,501	2,219,413

		3,707,506
Life Sciences Tools & Services — 0.7%
Enzo Biochem, Inc. (a)	47,470	217,887
Harvard Bioscience, Inc. (a)	21,109	125,599
Luminex Corp.	32,953	929,604
Medpace Holdings, Inc. (a)	23,051	1,378,219
NanoString Technologies, Inc. (a)	16,907	273,386
NeoGenomics, Inc. (a)	21,841	302,498
PRA Health Sciences, Inc. (a)	8,609	909,110

		4,136,303
Machinery — 2.5%
Alamo Group, Inc.	23,247	2,215,439
Altra Industrial Motion Corp.	13,747	536,820
Briggs & Stratton Corp.	50,328	1,014,612
ESCO Technologies, Inc.	7,081	479,030
Global Brass & Copper Holdings, Inc.	8,152	314,260
Greenbrier Cos., Inc.	16,630	964,540
Hurco Cos, Inc.	19	815
Kadant, Inc.	17,460	1,764,333
Meritor, Inc. (a)	7,005	151,728
Milacron Holdings Corp. (a)	6,457	136,888
Miller Industries, Inc.	70	2,016
Proto Labs, Inc. (a)	4,923	765,280
Rexnord Corp. (a)	53,834	1,562,801
Standex International Corp.	10,678	1,152,156
Wabash National Corp.	12,427	226,668
Watts Water Technologies, Inc., Class A	39,877	3,287,859

		14,575,245
Media — 1.4%
AMC Entertainment Holdings, Inc., Class A	5,552	105,766
Central European Media Enterprises Ltd., Class A (a)	17,685	67,203
Emerald Expositions Events, Inc.	33,838	528,550
Entravision Communications Corp., Class A	272,748	1,431,927
EW Scripps Co., Class A	14,133	207,331
Gray Television, Inc. (a)	7,209	125,797
IMAX Corp. (a)(b)	10,864	255,304
Liberty Latin America Ltd., Class C (a)(b)	6,464	126,888
Marcus Corp.	41,758	1,695,375
MSG Networks, Inc., Class A (a)	12,141	295,026
New Media Investment Group, Inc.	65,896	1,047,746
Sinclair Broadcast Group, Inc., Class A	17,253	499,474
World Wrestling Entertainment, Inc., Class A	19,489	1,703,533

		8,089,920
Metals & Mining — 1.3%
Allegheny Technologies, Inc. (a)(b)	6,986	188,832
Carpenter Technology Corp.	2,093	124,889

4

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Hecla Mining Co.	71,278	$202,430
Kaiser Aluminum Corp.	8,633	946,090
Materion Corp.	5,493	350,453
Olympic Steel, Inc.	7,935	174,887
Ryerson Holding Corp. (a)	67,175	698,620
Schnitzer Steel Industries, Inc., Class A	102,245	2,694,156
SunCoke Energy, Inc. (a)	10,141	113,174
TimkenSteel Corp. (a)(b)	23,966	335,764
Worthington Industries, Inc.	35,485	1,652,891

		7,482,186
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Arbor Realty Trust, Inc. (b)	163,083	1,999,398
Invesco Mortgage Capital, Inc.	72,664	1,179,337
KKR Real Estate Finance Trust, Inc.	32,065	679,778
Ladder Capital Corp.	127,162	2,208,804
Redwood Trust, Inc. (b)	31,070	527,569
TPG RE Finance Trust, Inc.	14,524	299,921

		6,894,807
Multiline Retail — 0.3%
Dillard’s, Inc., Class A	21,381	1,680,119

Multi-Utilities — 0.4%
Avista Corp.	15,829	812,186
Black Hills Corp.	27,392	1,612,019

		2,424,205
Oil, Gas & Consumable Fuels — 2.4%
Abraxas Petroleum Corp. (a)	55,617	125,138
Alta Mesa Resources, Inc. (a)(b)	23,315	110,513
Approach Resources, Inc. (a)	31,702	68,476
Carrizo Oil & Gas, Inc. (a)	21,435	519,156
CONSOL Energy, Inc. (a)	10,724	460,060
CVR Energy, Inc.	6,074	231,116
Denbury Resources, Inc. (a)	24,868	138,515
Eclipse Resources Corp. (a)	91,305	130,566
EP Energy Corp., Class A (a)	85,359	149,378
Evolution Petroleum Corp.	118,248	1,188,392
Gulfport Energy Corp. (a)	26,519	311,863
HighPoint Resources Corp. (a)	28,627	157,735
Laredo Petroleum, Inc. (a)	86,245	714,971
Matador Resources Co. (a)	33,643	1,101,472
Nordic American Tankers Ltd.	1,173	2,616
Oasis Petroleum, Inc. (a)	180,122	2,424,442
Pacific Ethanol, Inc. (a)	190,320	352,092
Par Pacific Holdings, Inc. (a)	28,571	580,277
PDC Energy, Inc. (a)	17,410	917,333
Penn Virginia Corp. (a)	11,860	1,054,828
PermRock Royalty Trust	2,450	33,614
Renewable Energy Group, Inc. (a)	31,789	856,714
REX American Resources Corp. (a)	4,162	335,374
Scorpio Tankers, Inc.	75,554	145,064
SilverBow Resources, Inc. (a)	4,396	135,661
W&T Offshore, Inc. (a)	35,008	237,004
WildHorse Resource Development Corp. (a)	5,111	111,113
World Fuel Services Corp.	43,784	1,227,266

		13,820,749
Paper & Forest Products — 0.3%
Boise Cascade Co.	43,010	1,879,537

Personal Products — 0.6%
Inter Parfums, Inc.	25,889	1,690,552
USANA Health Sciences, Inc. (a)	11,067	1,460,291

		3,150,843
Pharmaceuticals — 1.6%
Assembly Biosciences, Inc. (a)	4,065	162,600
Catalent, Inc. (a)	4,926	205,907
Corcept Therapeutics, Inc. (a)	48,825	733,351
Dermira, Inc. (a)	27,406	260,905

Security	Shares	Value
Pharmaceuticals (continued)
Durect Corp. (a)(b)	78,534	$102,880
Horizon Pharma PLC (a)(b)	8,809	186,222
Innoviva, Inc. (a)	55,854	811,000
Intersect ENT, Inc. (a)	36,352	1,065,114
Phibro Animal Health Corp., Class A	44,887	2,118,666
Prestige Consumer Healthcare, Inc. (a)(b)	32,588	1,254,638
Revance Therapeutics, Inc. (a)	32,039	877,869
Tetraphase Pharmaceuticals, Inc. (a)	40,875	144,698
Zogenix, Inc. (a)	22,000	1,062,600

		8,986,450
Professional Services — 2.2%
ASGN, Inc. (a)	13,167	1,219,133
CBIZ, Inc. (a)	14,507	346,717
CRA International, Inc.	22,266	1,272,725
Insperity, Inc.	49,171	5,893,144
Kforce, Inc.	70,791	2,976,762
Korn/Ferry International	11,586	777,768

		12,486,249
Real Estate Management & Development — 0.6%
Marcus & Millichap, Inc. (a)	78,512	2,858,622
Newmark Group, Inc., Class A	9,711	124,786
Rafael Holdings, Inc., Class B (a)	7,908	74,493
RE/MAX Holdings, Inc., Class A	5,407	266,295

		3,324,196
Road & Rail — 0.8%
Covenant Transportation Group, Inc., Class A (a)	6,212	185,552
Marten Transport Ltd.	37,974	837,327
Universal Logistics Holdings, Inc.	42,558	1,557,623
Werner Enterprises, Inc.	58,795	2,178,355

		4,758,857
Semiconductors & Semiconductor Equipment — 2.4%
Alpha & Omega Semiconductor Ltd. (a)	47,439	674,108
Ambarella, Inc. (a)(b)	10,811	414,169
Amkor Technology, Inc. (a)	102,849	897,872
Axcelis Technologies, Inc. (a)	2,765	55,853
Cirrus Logic, Inc. (a)(b)	56,559	2,485,768
Diodes, Inc. (a)	61,940	2,348,765
Entegris, Inc.	14,107	478,227
Integrated Device Technology, Inc. (a)	59,600	2,532,404
Monolithic Power Systems, Inc.	19,599	2,937,302
Nanometrics, Inc. (a)	11,854	519,324
Rudolph Technologies, Inc. (a)	4,543	126,295
Synaptics, Inc. (a)	5,415	261,328
Xcerra Corp. (a)	4,642	67,216

		13,798,631
Software — 3.5%
A10 Networks, Inc. (a)	189,977	1,324,140
Altair Engineering, Inc., Class A (a)	2,698	112,695
Avaya Holdings Corp. (a)	3,581	83,652
MicroStrategy, Inc., Class A (a)	25,796	3,843,604
Model N, Inc. (a)	33,851	575,467
Paylocity Holding Corp. (a)(b)	20,202	1,604,847
Progress Software Corp.	40,196	1,645,222
RealNetworks, Inc. (a)	29,674	94,957
RealPage, Inc. (a)	1,752	109,325
RingCentral, Inc., Class A (a)	33,367	3,108,136
Varonis Systems, Inc. (a)	5,221	385,832
Workiva, Inc. (a)	26,103	961,896
Zendesk, Inc. (a)	90,402	6,227,794

		20,077,567
Specialty Retail — 3.4%
Aaron’s, Inc.	12,905	641,637
American Eagle Outfitters, Inc.	151,107	3,922,738
America’s Car-Mart, Inc. (a)	4,023	335,719
Asbury Automotive Group, Inc. (a)(b)	48,611	3,621,519

5

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Caleres, Inc.	7,069	$286,153
Children’s Place, Inc.	1,645	231,534
Citi Trends, Inc.	28,553	883,430
Five Below, Inc. (a)	23,158	2,697,212
Group 1 Automotive, Inc.	2,103	162,120
Hudson Ltd., Class A (a)	20,546	423,248
Lithia Motors, Inc., Class A	9,223	796,867
Party City Holdco, Inc. (a)	58,279	894,583
RH (a)(b)	11,233	1,786,047
Shoe Carnival, Inc.	13,651	606,923
Sonic Automotive, Inc., Class A	47,995	1,031,893
Sportsman’s Warehouse Holdings, Inc. (a)	19,629	112,082
Zumiez, Inc. (a)	25,498	794,263

		19,227,968
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A (a)	66,938	1,796,616

Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc. (a)	20,153	416,361
Delta Apparel, Inc. (a)	3,529	65,463
Oxford Industries, Inc.	6,487	603,875
Perry Ellis International, Inc. (a)	13,641	375,537
Rocky Brands, Inc.	11,623	350,433
Wolverine World Wide, Inc.	28,392	1,112,399

		2,924,068
Thrifts & Mortgage Finance — 3.3%
Charter Financial Corp.	15,803	393,653
Essent Group Ltd. (a)	49,664	2,153,431
Federal Agricultural Mortgage Corp., Class C	11,011	848,618
First Defiance Financial Corp.	36,834	1,178,320
Flagstar Bancorp, Inc. (a)	78,643	2,599,151
Meridian Bancorp, Inc.	69,785	1,249,152
MGIC Investment Corp. (a)	52,354	665,943
Radian Group, Inc.	38,814	789,089
Riverview Bancorp, Inc.	87,154	858,467
Sterling Bancorp, Inc.	10,184	124,754
TFS Financial Corp.	57,050	880,852
United Community Financial Corp.	102,795	1,063,928
Washington Federal, Inc.	170,060	5,799,046

		18,604,404
Tobacco — 0.2%
Vector Group Ltd.	86,295	1,340,161

Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	40,298	3,104,961
BMC Stock Holdings, Inc. (a)	22,627	509,107
DXP Enterprises, Inc. (a)	7,956	365,101
H&E Equipment Services, Inc.	33,770	1,175,534
Herc Holdings, Inc. (a)	1,366	71,824
MRC Global, Inc. (a)	38,696	797,525
Rush Enterprises, Inc., Class A	88,754	3,812,872
Systemax, Inc.	7,130	260,245

		10,097,169
Water Utilities — 0.1%
SJW Group	9,036	523,275

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc. (a)	17,010	562,691
Spok Holdings, Inc.	3,838	58,913

		621,604
Total Common Stocks — 97.3% (Cost: $491,031,391)		557,516,416

Security	Shares	Value
Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp. — CVR (a)(c)	835	$3,340

Total Rights — 0.0% (Cost: $ — )		3,340

Total Long-Term Investments — 97.3% (Cost: $491,031,391)		557,519,756

Short-Term Securities — 16.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (d)(f)	75,003,927	75,003,927
SL Liquidity Series, LLC, Money Market Series, 2.22% (d)(e)(f)	16,837,972	16,839,656

Total Short-Term Securities — 16.1% (Cost: $91,840,540)		91,843,583

Total Investments — 113.4% (Cost: $582,871,931)		649,363,339
Liabilities in Excess of Other Assets — (13.4)%		(76,568,637)

Net Assets — 100.0%		$572,794,702

6

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Advantage Small Cap Core Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended August 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,825,626	69,178,301	75,003,927	$75,003,927	$15,062		$—	$—
SL Liquidity Series, LLC, Money Market Series	18,222,270	(1,384,298)	16,837,972	16,839,656	46,646	(b)	352	(77)

				$91,843,583	$61,708		$352	$(77)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

CVR     Contingent Value Rights

 Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	76	09/21/18	$6,614	$38,183

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Advantage Small Cap Core Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$557,516,416	$—	$—	$ 557,516,416
Rights(a)	—	—	3,340	3,340
Short-Term Securities	75,003,927	—	—	75,003,927

Subtotal	$632,520,343	$—	$3,340	$ 632,523,683

Investments Valued at NAV(b)				16,839,656

Total Investments				$ 649,363,339

Derivative Financial Instruments(c)
Assets:

Equity contracts	$38,183	$—	$—	$ 38,183

(a)	See above Schedule of Investments for values in each industry.
(b)	As of August 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: October 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: October 19, 2018